Intangible Assets, Goodwill and Other	3 Months Ended
Sep. 30, 2011
Intangible Assets, Goodwill and Other
Asset Impairment Charges [Text Block]

NOTE 5 - IMPAIRMENT OF MEDICAL REGISTRATION RIGHTS AT YEAR-END

The Company reviewed its Medical Registration Rights at December 31, 2010 and 2009 for impairment.  The Company has the registration rights to sell a product called Paracetamol in the European Union. The Company has incurred delays in obtaining the Marketing Authorizations, resulting in delays in receiving revenue compared to its original projections.  The Company has utilized the income approach to value its Medical Registration Rights and at December 31, 2010, the discounted cash flows did not support the carrying value of the asset as a result of the revenue delays.  In accordance with U.S. Generally Accepted Accounting Standards, the Company was required to impair the Rights.  In 2009, management revised their discounted cash flow assumptions and revenue projections resulting in an impairment of the Medical Registration Rights.  Consequently, the Company recognized impairment losses of $5,405,606 and $6,252,359 at December 31, 2010 and 2009, respectively.